Reclassification of comparatives - Disclosure in tabular form of reclassification of comparatives (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets		$ 591	$ 1,632
Borrowings		634	1,796
Current employee benefits		365	690
Non-current employee benefits		$ 35	$ 59
Restated [member]
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets	$ 156
Current employee benefits	166
Non-current employee benefits	319
Loss on remeasurement of contingent consideration	152
General and administrative expense	(4,961)
Reclassification [Member]
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets	1,841
Borrowings	(1,841)
Current employee benefits	203
Non-current employee benefits	(202)
Loss on remeasurement of contingent consideration	(152)
General and administrative expense	(152)
Reclassified [member]
Disclosure In Tabular Form Of Reclassification Of Comparatives [Line Items]
Other assets	1,997
Borrowings	(1,841)
Current employee benefits	369
Non-current employee benefits	117
General and administrative expense	$ (5,113)